Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000261376 | 38243606NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000261376 | 38243612Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000261376 | 38243595Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000261376 | 38243642Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000261376 | 38243636Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261376 | 38243622Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261376 | 38243620Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261376 | 38243630Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000261376 | 38243610KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261376 | 38243646Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261376 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000261376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000261376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000261376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000261376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000261376 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261376 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261376 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261376 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000261377 | 38243621Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261377 | 38243615Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261377 | 38243593International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261377 | 38243639Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261377 | 38243607Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261377 | 38243629Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261377 | 38243647QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261377 | 38243661Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261377 | 38243617Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261377 | 38243613Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261377 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000261377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000261377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000261377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000261377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000261377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000261377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000261377 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261377 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000261377 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261377 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261377 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%